Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Accounting Recivables

At December 31 this account comprises:

	2017		2018
	Current	Non-current	Current	Non-current
Advances to suppliers (a)	149,464	255,181	81,719	64,817
Income tax on-account payments (b)	125,176	2,607	91,353	—
VAT credit (c)	81,732	30,680	79,076	26,162
Guarantee deposits (d)	113,429	—	167,769	12,241
Claims to third parties (e )	109,491	11,808	62,163	—
Petroleos del Peru S.A.- Petroperu S.A.	3,619	53,918	11,953	63,797
Taxes receivable	66,083	33,428	20,246	25,644
Restricted funds (f)	61,993	44,770	39,394	28,578
Rental and sale of equipment	27,970	—	34,768	—
Accounts receivable from personnel	8,868	—	3,479	—
Consorcio Constructor Ductos del Sur (g)	—	29,264	—	52,114
Consorcio Panorama	—	—	5,306	21,826
Other minors	19,018	9,196	16,059	7,778

	766,843	470,852	613,285	302,957
(-) Impairment	(1,398)	—	(24,834)	—

	765,445	470,852	588,451	302,957

Schedule of Advances to Suppliers
(a)	Advances to suppliers

The balance mainly comprises advances to:

	2017		2018
	Current	Non-current	Current	Non-current
Alsthom Transporte - Linea 1	9,985	223,387	1,578	64,817
Electromechanical works Refineria Talara	29,814	—	4,582	—
Infrastructure Linea Amarilla	40,669	—	5,545	—
Bombardier - Linea 1	—	29,142	—	—
Advances - joint operations vendors	—	—	21,647	—
Other	68,996	2,652	48,367	—

	149,464	255,181	81,719	64,817

Schedule of Income Tax Payments
(b)	Income tax on-account payments

This balance mainly consists of income tax payments and credits in the following subsidiaries:

	2017		2018
	Current	Non-current	Current	Non-current
GyM S.A.	84,923	—	55,377	—
GMI S.A.	542	—	3,877	—
GMP S.A.	19,318	—	8,511	—
CONCAR S.A.	4,565	—	8,563	—
VIVA GyM S.A.	6,121	—	8,114	—
Graña y Montero S.A.A.	—	—	6,463	—
GyM Ferrovías S.A.	3,606	—	—	—
Others	6,101	2,607	448	—

	125,176	2,607	91,353	—

Schedule of Tax Credit Related to VAT on Subsidiaries
(c)	Tax credit related to VAT on the following subsidiaries:

	2017		2018
	Current	Non-current	Current	Non-current
GyM S.A.	50,326	530	38,653	530
VIVA GyM S.A.	10,894	9,983	511	6,744
GyM Ferrovías S.A.	8,653	—	25,453	—
Negocios del gas S.A.	—	8,411	—	8,411
Concesionaria Vesur S.A.	—	5,319	1,015	5,059
Graña y Montero S.A.A.	1,571	—	9,821	—
GMP S.A.	3,992	—	456	—
CONCAR S.A.	1,551	—	2,382	—
NORVIAL S.A.	—	3,209	—	1,997
Others	4,745	3,228	785	3,421

	81,732	30,680	79,076	26,162